Leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Right-of-use assets, beginning balance			$ 670
Impairment	$ 0	$ 0	(669)
Additions	83
Modification of lease		(477)
Depreciation	(88)	(109)
Right-of-use assets, ending balance	79	84
Lease liabilities, beginning balance			2,709
Additions	83
Modification of lease		(560)
Interest expense	77	140	$ 178
Payments	(681)	(748)
Lease liabilities, ending balance	$ 1,020	$ 1,541